Business Acquisitions - 2017 and 2016 (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 14, 2016 USD ($) $ / shares CAD / $ shares	Oct. 14, 2016 CAD shares	Aug. 31, 2017 CAD	Dec. 31, 2016 CAD CAD / $	Dec. 31, 2017 CAD CAD / $	Dec. 31, 2016 CAD CAD / $	May 31, 2017	Oct. 31, 2016	Oct. 14, 2016 CAD CAD / $	Oct. 13, 2016 CAD / shares CAD / $
Business Acquisition [Line Items]
Advances from non-controlling interests					CAD 4	CAD 1,361
Borrowings under committed credit facilities (Note 31)					2,085	668
Share consideration					CAD 0	CAD 4,684
Closing share price (CAD per share) | CAD / shares										CAD 40.96
Foreign exchange rate (CAD per USD) | CAD / $	1.32			1.34	1.25	1.34			1.32	1.32
ITC
Business Acquisition [Line Items]
Noncontrolling ownership (percent)	19.90%							19.90%	19.90%
Teck Waneta Dam and related transmission assets
Business Acquisition [Line Items]
Ownership interest							66.67%
Break fee			CAD 28
Teck Waneta Dam and related transmission assets | BC Hydro
Business Acquisition [Line Items]
Ownership interest			66.67%
ITC
Business Acquisition [Line Items]
Aggregate purchase price	$ 11,800	CAD 15,700
Consolidated indebtedness at fair value acquired	$ 4,800	CAD 6,300
Cash paid per share (USD per share) | $ / shares	$ 22.57
Entity shares issued per acquiree share | shares	0.7520	0.7520
Total consideration									CAD 9,342
Cash and share consideration given	$ 7,000	CAD 9,342
Payment for ownership	3,500	4,658
Advances from non-controlling interests	$ 1,228	CAD 1,600
Shares issued per share purchased | shares	114,400,000	114,400,000
Share consideration	$ 3,500	CAD 4,684
Acquisition-related expenses						CAD 118
Acquisition-related expenses, net of tax						90
Accelerated vesting of the stock-based compensation awards				CAD 22
ITC | Operating expenses
Business Acquisition [Line Items]
Acquisition-related expenses						79
Acquisition-related expenses, net of tax						62
ITC | Finance charges
Business Acquisition [Line Items]
Acquisition-related expenses						39
Acquisition-related expenses, net of tax						CAD 28
ITC | Bridge loan | Credit facility
Business Acquisition [Line Items]
Borrowings under committed credit facilities (Note 31)	404	CAD 535
ITC | 6.00% Unsecured US Shareholder Note
Business Acquisition [Line Items]
Face value	199								263
ITC | Unsecured
Business Acquisition [Line Items]
Face value	$ 2,000								CAD 2,600
ITC | ITC
Business Acquisition [Line Items]
Accelerated vesting of the stock-based compensation awards				CAD 27